Note 21 - Subsequent Event	12 Months Ended
Jan. 31, 2018
Notes to Financial Statements
Subsequent Events [Text Block]
Note
21
– Subsequent Event

On
February 2, 2018,
Descartes acquired Aljex Software, Inc. (“Aljex”), a cloud-based provider of back-office transportation management solutions for freight brokers and transportation providers. US-based Aljex helps customers automate business processes and create electronic documents critical for executing transportation moves through the lifecycle of a shipment. The purchase price for the acquisition was approximately
$32.4
million, net of cash acquired, which was funded from drawing on our existing credit facility. As of the issue date of these consolidated financial statements, the fair value of the acquired assets and liabilities has not
been determined.